Leases - Operating and Finance Lease Balance Sheet Location (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Operating leases
Other assets	$ 60	$ 64
Accounts payable and other current liabilities	(16)	(17)
Other liabilities	(44)	(47)
Finance leases
Accounts payable and other current liabilities	(5)	(4)
Finance leases	$ (348)	$ (343)
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Other assets (Note 9)	Other assets (Note 9)
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Accounts payable and other current liabilities (Note 13)	Accounts payable and other current liabilities (Note 13)
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	Other Liabilities, Noncurrent	Other Liabilities, Noncurrent
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Public Utilities, Property, Plant and Equipment, Net, Regulatory assets (Note 8), Long-term regulatory assets	Public Utilities, Property, Plant and Equipment, Net, Regulatory assets (Note 8), Long-term regulatory assets
Finance Lease, Liability, Current, Statement of Financial Position [Extensible List]	Accounts payable and other current liabilities (Note 13)	Accounts payable and other current liabilities (Note 13)
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Finance leases	Finance leases
Regulatory assets
Finance leases
Finance lease assets	$ 145	$ 142
PPE, net
Finance leases
Finance lease assets	$ 208	$ 205